Consolidated Statements of Changes in Equity - Entity [Domain] - JPY (¥) ¥ in Millions	Total	Common stock	Additional paid-in capital (Note 14)	Retained earnings (Notes 7 and 14)	Accumulated other comprehensive income (loss) (Notes 8, 11, 14 and 20)	Treasury stock, at cost (Note 14)	Total	Noncontrolling interests
At beginning of year at Mar. 31, 2012	¥ 10,047,729	¥ 937,950	¥ 2,832,165	¥ 4,888,746	¥ (357,843)	¥ (418,431)	¥ 7,882,587	¥ 2,165,142
Net income	707,600			521,932			521,932	185,668
Other comprehensive income (loss)	190,807				164,911		164,911	25,896
Cash dividends	(275,417)			(183,405)			(183,405)	(92,012)
Changes in NTT's ownership interest in subsidiaries	1,317		(4,553)				(4,553)	5,870
Acquisition of treasury stock	(150,066)					(150,066)	(150,066)
Resale of treasury stock	33			(5)		38	33
At end of year at Mar. 31, 2013	10,522,003	937,950	2,827,612	5,227,268	(192,932)	(568,459)	8,231,439	2,290,564
Net income	756,857			585,473			585,473	171,384
Other comprehensive income (loss)	330,874				287,898		287,898	42,976
Cash dividends	(282,377)			(186,174)			(186,174)	(96,203)
Changes in NTT's ownership interest in subsidiaries	3,662		(1,069)				(1,069)	4,731
Stock compensation transactions	467		467				467
Acquisition of treasury stock	(406,696)					(406,696)	(406,696)
Resale of treasury stock	16		3			13	16
Cancellation of treasury stock			(3)	(818,206)		818,209
At end of year at Mar. 31, 2014	10,924,806	937,950	2,827,010	4,808,361	94,966	(156,933)	8,511,354	2,413,452
Net income	674,079			518,066			518,066	156,013
Other comprehensive income (loss)	224,209				173,266		173,266	50,943
Cash dividends	(295,870)			(199,770)			(199,770)	(96,100)
Changes in NTT's ownership interest in subsidiaries	(138,937)		17,421				17,421	(156,358)
Stock compensation transactions	2,292		2,292				2,292
Acquisition of treasury stock	(340,781)					(340,781)	(340,781)
Resale of treasury stock	12					12	12
At end of year at Mar. 31, 2015	¥ 11,049,810	¥ 937,950	¥ 2,846,723	¥ 5,126,657	¥ 268,232	¥ (497,702)	¥ 8,681,860	¥ 2,367,950